Reconciliation of loss after income tax to net cash from/(used in) operating activities	12 Months Ended
Jun. 30, 2023
Reconciliation of loss after income tax to net cash from/(used in) operating activities [Abstract]
Reconciliation of loss after income tax to net cash from/(used in) operating activities
Note 28.  Reconciliation of loss after income tax to net cash from/(used in) operating activities

	Consolidated
	Year ended 30 June 2023	Year ended 30 June 2022	Year ended 30 June 2021
	US$'000	US$'000	US$'000

Loss after income tax expense for the year	(171,871)	(419,770)	(60,390)

Adjustments for:
Depreciation	30,856	7,741	1,252
Capital raising costs	-	4,212	-
Impairment of assets	105,172	167	432
Other income	(3,137)	-	-
Gain on disposal of subsidiaries	(3,258)	-	-
Gain/(loss) on disposal of property, plant and equipment	6,628	(12)	202
Foreign exchange loss/(gain)	5,055	(8,889)	(2,729)
Loss on embedded derivatives held at fair value through profit or loss	-	390,743	44,692
Accrued interest	11,223	26,748	14,182
Amortization of capitalized borrowing costs	1,038	2,508	1,968
Share-based payment expense	14,356	13,896	805

Change in operating assets and liabilities:
Decrease/(increase) in other receivables	17,641	(72)	(416)
Increase in deferred tax assets	(6,271)	(9,645)	(911)
Increase/(decrease) in trade and other payables	(5,800)	6,476	367
Increase/(decrease) in provision for income tax	(1,172)	671	533
Increase in deferred tax liabilities	9,674	6,892	1,618
Increase/(decrease) in employee benefits	(1,175)	2,026	66
Increase in other provisions	3,703	2,469	-
Decrease in operating deposits	-	-	90
Increase for prepayments and deposits	(6,617)	(4,604)	-

Net cash from operating activities	6,045	21,557	1,761